Warrants - Narrative (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 05, 2019 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 11, 2021 USD ($) shares	Apr. 03, 2020 USD ($) $ / shares shares	Nov. 27, 2018 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrant, fair value			$ 14,725,000		$ 49,293,000
Warrants, loss (gain) from fair value adjustment			$ 4,152,000	$ 0	$ 48,440,000	$ 6,000
Warrants outstanding (in shares) | shares			15,999,996
Series A Redeemable Convertible Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares	53,023								35,348
Warrants issued, exercise price (in dollars per share) | $ / shares									$ 11.3518
Warrants, loss (gain) from fair value adjustment	$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares	53,023								35,348
Warrants issued, exercise price (in dollars per share) | $ / shares	$ 11.3518								$ 11.3518
Warrant, fair value	$ 100,000								$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment			$ 600,000	$ (200,000)
Series B Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares								4,513,993
Warrants issued, exercise price (in dollars per share) | $ / shares								$ 0.3323
Warrant, fair value								$ 700,000
Series B Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net | OTI
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment			8,300,000
Series B Redeemable Convertible Preferred Stock Warrants | Maximum [Member] | OTI
Class of Warrant or Right [Line Items]
Warrant, expiration period								10 years
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued, exercise price (in dollars per share) | $ / shares		$ 11.50
Private Placement Warrants [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares		6,000,000
Warrant, fair value		$ 19,400,000
Warrant, expiration period		5 years
Sale of warrants, price (in dollars per share) | $ / shares		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 6,000,000
Warrant, exercisable, threshold period		12 months
Number of ordinary shares called by each warrant (in shares) | shares		1
Private Placement Warrants [Member] | Sponsor [Member] | Conversion of Warrant to Ouster Common Stock
Class of Warrant or Right [Line Items]
Warrant, conversion ratio							1
Private Placement Warrants [Member] | Other Income (Expense), Net | Sponsor [Member]
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment			$ 4,600,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares		20,000,000
Warrants issued, exercise price (in dollars per share) | $ / shares		$ 11.50
Warrant, fair value							$ 17,900,000
Warrant, expiration period		5 years
Sale of warrants, price (in dollars per share) | $ / shares		$ 0.01
Warrant, exercisable, threshold period		12 months
Warrant, conversion ratio		1
Warrants outstanding (in shares) | shares							9,999,996
Exercise of warrant, threshold common stock price (in dollars per share) | $ / shares		$ 18.00
Exercise of warrant, threshold trading days		20 days
Exercise of warrant, threshold trading-day period		30 days